Taxes (Details) $ in Millions															2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended						24 Months Ended
	Dec. 31, 2021 UYI / l	Dec. 30, 2021	Jan. 01, 2021	Dec. 31, 2020 UYI / l	Dec. 29, 2020 UYI / l	Jan. 01, 2020 MXN ($) $ / l	Jan. 01, 2020 USD ($) $ / l	Nov. 18, 2019	Nov. 17, 2019	Jul. 01, 2019	Mar. 01, 2019	Feb. 28, 2019	Jan. 01, 2019 item	Aug. 31, 2018	Jan. 31, 2021	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	May 31, 2020	Nov. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 $ / l	Dec. 31, 2018 item	Dec. 31, 2017	Dec. 31, 2019
Disclosure of income taxes [Line Items]
Income tax rate																								30.00%	30.00%	30.00%
Adjustments for previous tax years																									30.30%
Mexico
Disclosure of income taxes [Line Items]
Income tax rate																							30.00%	30.00%	30.00%	30.00%
Excise tax per litre						1.2616	1.2616
Argentina
Disclosure of income taxes [Line Items]
Income tax rate																								35.00%				35.00%
Tax on dividends	7.00%																					7.00%		7.00%
Argentina | Sales taxes in the province of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																												1.75%
Argentina | Sales Tax in City of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																												1.00%
Colombia
Disclosure of income taxes [Line Items]
Income tax rate																								30.00%	32.00%	33.00%
Minimum assumed income tax rate																								0.00%	0.50%	1.50%
Capitalization Ratio | item													2														3
Colombia | Colombian resident individuals
Disclosure of income taxes [Line Items]
Tax on dividends				10.00%									7.50%			15.00%									10.00%	15.00%			15.00%
Colombia | Taxable Entities Outside Free Trade Zone
Disclosure of income taxes [Line Items]
Tax on dividends													7.50%
Colombia | Foreign Nonresidents Individuals And Companies
Disclosure of income taxes [Line Items]
Tax on dividends				10.00%												7.50%		5.00%							10.00%	7.50%	5.00%		7.50%
Colombia | Less than one year
Disclosure of income taxes [Line Items]
Income tax rate																								30.00%
Colombia | Minimum
Disclosure of income taxes [Line Items]
Income tax rate																								31.00%
Panama
Disclosure of income taxes [Line Items]
Selective consumption tax								10.00%	10.00%
Panama | NonCarbonated Beverages
Disclosure of income taxes [Line Items]
Excise tax rate						5.0	5.0
Panama | Carbonated Beverages
Disclosure of income taxes [Line Items]
Excise tax rate								7.0	5.0
Brazil
Disclosure of income taxes [Line Items]
Income tax recoveries | $																								$ 1,243,000,000	$ 2,523,000,000
Excise tax rate														20.0	4.0	10.0	8.0	4.0	4.0	8.0	12.0	8
Sales Tax Rate																								16.20%
Chile
Disclosure of income taxes [Line Items]
Income tax rate																									27.00%
Nicaragua
Disclosure of income taxes [Line Items]
Minimum alternative tax rate											3.00%	1.00%
Uruguay
Disclosure of income taxes [Line Items]
Excise tax rate		19
Excise tax credit | UYI / l	0.53			0.53	1.15
Changes in tax rates or tax laws enacted or announced | Sales taxes in the province of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																											1.50%
Changes in tax rates or tax laws enacted or announced | Mexico
Disclosure of income taxes [Line Items]
Income tax rate						30.00%	30.00%
Excise tax rate			25
Threshold limit on deductible interest						$ 20,000,000	$ 1
Expiration term of nondeductible interest exceeding limit						10 years	10 years
Excise tax per litre																										1.17
Changes in tax rates or tax laws enacted or announced | Mexico | Carbonated Beverages
Disclosure of income taxes [Line Items]
Excise tax rate						7.0	7.0																			5.0
Changes in tax rates or tax laws enacted or announced | Argentina
Disclosure of income taxes [Line Items]
Income tax rate																									25.00%				30.00%
Tax on dividends	13.00%															7.00%		7.00%				13.00%		13.00%		7.00%	7.00%		7.00%
Changes in tax rates or tax laws enacted or announced | Argentina | Sales Tax in City of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																								0.50%	1.00%	1.50%	2.00%
Changes in tax rates or tax laws enacted or announced | Argentina | Both Province and City of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																								1.50%
Changes in tax rates or tax laws enacted or announced | Argentina | Less than one year | Sales Tax in City of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																								0.00%
Changes in tax rates or tax laws enacted or announced | Colombia
Disclosure of income taxes [Line Items]
Minimum assumed income tax rate																								0.00%	1.50%	1.50%	3.50%
Municipality sales tax, portion credited against income tax payable, as a percent																								50.00%	100.00%	50.00%
Changes in tax rates or tax laws enacted or announced | Colombia | Less than one year
Disclosure of income taxes [Line Items]
Income tax rate																								35.00%
Municipality sales tax, portion credited against income tax payable, as a percent																								100.00%
Changes in tax rates or tax laws enacted or announced | Costa Rica
Disclosure of income taxes [Line Items]
Value-added tax										13.00%
Percentage of capital gains										15.00%
Percentage of withholding taxes on salaries of employees										25.00%
Percentage of withholding taxes on compensations of employees										20.00%
Percentage of tax rate that exceeds EBITDA										20.00%
Changes in tax rates or tax laws enacted or announced | Nicaragua
Disclosure of income taxes [Line Items]
Excise tax rate			15.0			13.0	13.0				11.0	9.0
Changes in tax rates or tax laws enacted or announced | Uruguay
Disclosure of income taxes [Line Items]
Excise tax rate	22